DEBT	6 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
DEBT

5. DEBT

The short-term and long-term debt as of September 30, 2021 and March 31, 2022 were as follows:

	September 30, 2021	March 31, 2022
Short-term debt:
Short-term bank borrowings	116,376	116,376
Long-term bank borrowings, current portion	219,121	386,911
Other short-term payable (1)	223,208	244,824
	558,705	748,111
Long-term debt:
Long-term bank borrowings, non-current portion	175,534	7,744
Other long term payable	25,507	-
	201,041	7,744
	759,746	755,855

(1) On May 25, 2022, the Company issued 8,617,124,250 class A ordinary shares to a lender of other short-term payable, at a total consideration of US$36,185,890, to set off by the outstanding balance.